Other receivables, net (Tables)	12 Months Ended
Jun. 30, 2026
Other receivables, net
Schedule of other receivables, net

	June 30,	June 30,
	2026	2025
Advances to a third party	$376,007	$1,202,601
Interest receivables	446,667	236,667
Total other receivables	822,674	1,439,268
Less: allowance for credit losses	(278,693)	(403,403)
Total other receivables, net	$543,981	$1,035,865

Schedule of movements of allowance for credit losses

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Beginning balance	$403,403	$2,972,289	$2,582,761
Addition	603,839	13,875	389,528
Write-off	(728,549)	(2,582,761)	—
Ending balance	$278,693	$403,403	$2,972,289